Change in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change In Working Capital [Abstract]
Inventories	R 1,513	R 605	R 1,384
Trade and other receivables	1,328	116	(510)
Trade and other payables	(1,091)	(335)	1,581
Total change in working capital	R 1,750	R 386	R 2,455